Equity - Treasury shares (Details) - shares	6 Months Ended
	Jun. 30, 2024	Apr. 15, 2024	Apr. 08, 2024	Mar. 29, 2024	Mar. 22, 2024	Mar. 19, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	194,216,835						202,233,997
Purchase of treasury shares (in shares)	(8,017,162)
Treasury shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	25,807,878	25,807,878	25,544,107	25,131,181	22,510,249	17,790,716	17,790,716
Purchase of treasury shares (in shares)	8,017,162